Earnings (Loss) Per Share (Details) - Schedule of basic and diluted net loss per common share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net Income (Loss)	$ 235,240	$ 1,028,280
Denominator
Basic weighted-average common shares outstanding	10,928,043	10,000,000
Diluted weighted-average common shares outstanding	21,023,688	10,000,000
Basic Earnings Per Share	$ 0.02	$ 0.1
Diluted Earnings Per Share	$ 0.01	$ 0.1